Vident International Equity Fund
Schedule of Investments
May 31, 2022 (Unaudited)
Shares	Security Description	Value
COMMON STOCKS - 96.0%
	Australia - 6.8%
71,603	Ansell, Ltd.	$1,407,384
1,317,848	Beach Energy, Ltd.	1,630,743
133,290	BlueScope Steel, Ltd.	1,740,203
153,112	Fortescue Metals Group, Ltd.	2,208,779
411,045	Harvey Norman Holdings, Ltd. (a)	1,291,500
645,196	Healius, Ltd.	1,985,546
344,443	Insignia Financial, Ltd.	820,326
65,268	JB Hi-Fi, Ltd.	2,151,847
71,653	Medibank Private, Ltd.	165,509
583,716	Metcash, Ltd. (a)	1,804,720
52,100	Mineral Resources, Ltd.	2,386,325
72,162	Newcrest Mining, Ltd.	1,296,206
270,714	QBE Insurance Group, Ltd.	2,336,186
27,795	Rio Tinto, Ltd.	2,281,989
318,660	Sandfire Resources, Ltd.	1,261,821
697,074	Silver Lake Resources, Ltd. (b)	790,072
78,466	Sonic Healthcare, Ltd.	2,063,502
		27,622,658
	Belgium - 0.2%
52,539	Proximus SADP	904,739
	Brazil - 3.2%
291,080	Cia Brasileira de Distribuicao	1,256,805
258,450	EDP - Energias do Brasil SA	1,172,640
322,844	JBS SA	2,431,584
473,353	Marfrig Global Foods SA	1,558,331
99,238	Minerva SA	296,755
240,698	Telefonica Brasil SA	2,592,585
839,951	TIM SA	2,527,688
53,013	Vale SA	968,053
		12,804,441
	Canada - 3.5%
47,886	Canfor Corporation (b)	1,013,486
34,681	Celestica, Inc. (b)	383,319
4,511	Fairfax Financial Holdings, Ltd.	2,503,527
44,524	Great-West Lifeco, Inc.	1,221,827
32,953	iA Financial Corporation, Inc.	1,711,154
72,546	Interfor Corporation (b)	1,931,731
36,013	Loblaw Companies, Ltd.	3,322,415
63,594	Power Corporation of Canada	1,836,652
1,290	Suncor Energy, Inc.	51,902
		13,976,013
	Chile - 1.5%
7,515,980	Banco de Chile	782,918
1,132,591	Cencosud SA	1,816,879
15,674,554	Enel Americas SA	1,698,093
595,317	Falabella SA	1,744,508
		6,042,398
	China - 6.5%
56,365	360 DigiTech, Inc. - ADR	886,621
17,000	Anhui Conch Cement Company, Ltd. - Class H	86,240
326,000	China Life Insurance Company, Ltd. - Class H	500,289
4,086,000	China Petroleum & Chemical Corporation - Class H	1,973,850
808,500	China Shenhua Energy Company, Ltd. - Class H	2,705,116
764,500	CITIC Securities Company, Ltd. - Class H (a)	1,654,595
5,225,000	COFCO Joycome Foods, Ltd. (c)	2,137,804
1,211,000	COSCO SHIPPING Holdings Company, Ltd. - Class H (b)	2,145,535
356,000	CSPC Pharmaceutical Group, Ltd.	381,159
1,126,800	GF Securities Company, Ltd. - Class H	1,487,932
2,237,600	Haitong Securities Company, Ltd. - Class H	1,585,747
1,546,000	Huadian Power International Corporation, Ltd. - Class H	553,723
1,910,000	Lenovo Group, Ltd.	1,884,304
4,272,000	PetroChina Company, Ltd. - Class H	2,292,397
6,780,000	People’s Insurance Company Group of China, Ltd. - Class H	2,134,535
2,304,000	PICC Property & Casualty Company, Ltd. - Class H	2,237,763
2,180,000	Yangzijiang Shipbuilding Holdings, Ltd.	1,470,931
		26,118,541
	Denmark - 2.1%
608	AP Moller - Maersk AS - Class B	1,770,173
7,832	FLSmidth & Company AS	230,056
88,539	H Lundbeck AS	2,174,926
36,886	Jyske Bank AS (b)	2,171,217
21,130	Novo Nordisk AS - Class B	2,335,726
		8,682,098
	Finland - 0.5%
365,689	Nokia OYJ	1,833,753
	France - 0.5%
31,118	Cie de Saint-Gobain	1,836,765
	Germany - 4.5%
8,241	Allianz SE	1,721,668
10,822	Aurubis AG	1,016,479
19,691	Bayerische Motoren Werke AG	1,700,806
20,682	Continental AG	1,579,249
167,631	Deutsche Bank AG	1,862,906
44,644	Freenet AG	1,162,143
22,965	Fresenius Medical Care AG & Company KGaA	1,393,414
21,475	Fresenius SE & Company KGaA	733,402
26,346	Mercedes-Benz Group AG	1,868,370
6,828	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,665,509
13,611	Rheinmetall AG	2,745,558
20,574	Suedzucker AG	273,294
23,672	Uniper SE	609,621
		18,332,419
	Hong Kong - 6.7%
714,500	China Overseas Land & Investment, Ltd.	2,076,413
2,364,000	China Resources Cement Holdings, Ltd.	1,871,181
332,000	China Resources Land, Ltd.	1,481,095
790,000	China Resources Power Holdings Company, Ltd. (a)	1,627,215
1,403,000	China Taiping Insurance Holdings Company, Ltd.	1,613,024
3,278,000	China Traditional Chinese Medicine Holdings Company, Ltd.	1,729,760
290,500	CK Hutchison Holdings, Ltd.	2,062,424
427,000	Kingboard Holdings, Ltd.	2,046,408
2,304,000	Kunlun Energy Company, Ltd.	1,985,207
90,500	Orient Overseas International, Ltd. (a)	2,779,984
5,431,000	Pacific Basin Shipping, Ltd.	2,831,260
1,706,000	Sino Land Company, Ltd.	2,418,023
3,221,500	WH Group, Ltd. (d)	2,471,902
		26,993,896
	India - 0.1%
10,905	Tata Motors, Ltd. - ADR (a)(b)	310,793
	Indonesia - 3.4%
12,965,800	Adaro Energy Indonesia Tbk PT	2,907,768
5,618,700	Astra International Tbk PT	2,832,278
4,502,900	Bank Negara Indonesia Persero Tbk PT	2,833,421
7,134,700	Telkom Indonesia Persero Tbk PT	2,108,947
1,322,900	United Tractors Tbk PT	2,839,776
		13,522,190
	Ireland - 0.2%
16,729	Bank of Ireland Group plc	112,866
19,723	Perrigo Company plc	786,159
		899,025
	Israel - 1.2%
332,446	Israel Discount Bank, Ltd. - Class A	1,876,900
20,775	Plus500, Ltd.	408,452
5,347	Tower Semiconductor, Ltd. (b)	263,179
36,631	ZIM Integrated Shipping Services, Ltd. (a)	2,332,296
		4,880,827
	Italy - 0.5%
77,316	Assicurazioni Generali SpA (a)	1,403,878
174,204	UnipolSai Assicurazioni SpA	480,722
		1,884,600
	Japan - 5.9%
9,600	AGC, Inc. (a)	362,299
82,100	Dai Nippon Printing Company, Ltd.	1,876,280
100,600	GungHo Online Entertainment, Inc.	1,908,855
84,700	H.U. Group Holdings, Inc.	1,759,906
98,500	Iida Group Holdings Company, Ltd.	1,558,144
122,200	NGK Spark Plug Company, Ltd.	2,320,608
195,500	Nikon Corporation	2,439,096
84,000	Nippon Electric Glass Company, Ltd.	1,781,927
257,900	Nisshinbo Holdings, Inc.	2,082,927
23,300	Shimamura Company, Ltd.	1,974,193
45,600	Sompo Holdings, Inc.	2,072,904
112,500	Toppan, Inc.	2,120,661
94,100	Toyota Boshoku Corporation	1,526,579
		23,784,379
	Malaysia - 1.9%
1,682,700	Hartalega Holdings Bhd	1,614,101
3,490,600	Kossan Rubber Industries Bhd	1,315,402
384,700	MISC Bhd	629,964
2,595,696	Supermax Corporation Bhd	622,469
942,700	Tenaga Nasional Bhd	1,970,014
4,397,800	Top Glove Corporation Bhd	1,406,171
		7,558,121
	Mexico - 1.2%
2,194,661	America Movil SAB de CV - Series L	2,361,323
353,124	Arca Continental SAB de CV	2,379,418
		4,740,741
	Netherlands - 1.3%
63,344	Koninklijke Ahold Delhaize NV	1,744,269
37,340	NN Group NV	1,852,420
109,217	Stellantis NV	1,630,258
		5,226,947
	Norway - 6.5%
25,708	Aker ASA - Class A	2,453,017
90,555	DNB Bank ASA	1,831,676
75,494	Equinor ASA	2,895,863
87,945	Gjensidige Forsikring ASA	1,915,936
245,161	Leroy Seafood Group ASA	1,923,327
93,366	Mowi ASA	2,430,315
651,237	MPC Container Ships ASA	1,828,177
221,726	Orkla ASA	1,738,768
1,534	Salmar ASA	113,573
210,420	Storebrand ASA	1,882,447
133,009	Telenor ASA	1,832,982
187,873	TGS ASA	3,109,666
42,259	Yara International ASA	2,182,919
		26,138,666
	Poland - 0.5%
117,478	Polski Koncern Naftowy ORLEN SA	2,030,148
	Republic of Korea - 7.9%
372,485	Daewoo Engineering & Construction Company, Ltd. (b)	1,972,015
41,530	DB Insurance Company, Ltd.	2,181,903
45,069	DL E&C Company, Ltd.	1,905,196
51,680	Hankook Tire & Technology Company, Ltd.	1,489,163
100,891	Hyundai Marine & Fire Insurance Company, Ltd.	2,560,602
10,498	Hyundai Mobis Company, Ltd.	1,854,036
33,440	Kia Motors Corporation	2,316,366
32,668	KT&G Corporation	2,244,407
115,175	LG Display Company, Ltd.	1,615,168
7,298	LG Innotek Company, Ltd.	2,271,039
163,245	LG Uplus Corporation	1,827,468
17,942	LX Semicon Company, Ltd.	1,838,866
3,884	NongShim Company, Ltd.	866,460
117,329	Samsung Engineering Company, Ltd. (b)	2,328,182
2,539	Samsung Fire & Marine Insurance Company, Ltd.	408,391
45,278	SK Telecom Company, Ltd.	2,089,697
84,017	SL Corporation	2,122,156
		31,891,115
	Russian Federation - 0.0% (e)
285,161	Gazprom PJSC - ADR (f)(g)	0
10,998	LUKOIL PJSC - ADR (f)(g)	0
32,030	Magnit PJSC - GDR (c)(f)(g)	0
19,494	Novolipetsk Steel PJSC - GDR (c)(f)(g)	0
143,584	Rosneft Oil Company PJSC - GDR (c)(f)(g)	0
24,074	Severstal PAO - GDR (c)(f)(g)	0
20,302	Tatneft PJSC - ADR (f)(g)	0
		0
	Singapore - 6.4%
10,458	CDL Hospitality Trusts	9,536
66,000	City Developments, Ltd.	397,666
1,730,000	ComfortDelGro Corporation, Ltd.	1,817,200
78,100	DBS Group Holdings, Ltd.	1,762,648
133,839	Flex, Ltd. (b)	2,284,632
3,112,100	Genting Singapore, Ltd.	1,770,689
32,000	Jardine Cycle & Carriage, Ltd.	683,930
451,800	Keppel Corporation, Ltd.	2,270,700
755,200	NetLink NBN Trust (c)	534,353
235,500	Oversea-Chinese Banking Corporation, Ltd.	2,032,216
439,700	Sembcorp Industries, Ltd.	914,104
739,000	Singapore Technologies Engineering, Ltd.	2,215,544
1,161,400	Singapore Telecommunications, Ltd.	2,194,198
96,219	United Overseas Bank, Ltd.	2,071,211
161,400	UOL Group, Ltd.	877,110
146,100	Venture Corporation, Ltd.	1,909,776
687,800	Wilmar International, Ltd.	2,092,148
		25,837,661
	South Africa - 3.3%
152,548	Aspen Pharmacare Holdings, Ltd. (b)	1,582,280
242,482	Barloworld, Ltd.	1,535,764
522,605	Harmony Gold Mining Company, Ltd.	1,815,934
145,594	Impala Platinum Holdings, Ltd.	1,999,614
33,566	Kumba Iron Ore, Ltd.	1,270,075
199,253	MTN Group, Ltd.	2,158,268
285,297	Sibanye Stillwater, Ltd.	935,322
686,325	Telkom SA SOC, Ltd. (b)	2,047,029
		13,344,286
	Spain - 0.6%
80,277	Mapfre SA	148,602
420,998	Telefonica SA	2,282,028
		2,430,630
	Sweden - 3.4%
52,206	Boliden AB (a)	2,186,178
98,551	Electrolux AB - Class B	1,526,870
59,107	Getinge AB - Class B	1,709,718
152,058	Husqvarna AB - Class B	1,368,011
24,630	Lundin Energy AB	1,190,761
11,119	Skanska AB - Class B	191,385
372,481	SSAB AB - Class A	2,291,921
175,643	Telefonaktiebolaget LM Ericsson - Class B	1,421,675
88,243	Trelleborg AB - Class B	2,052,823
		13,939,342
	Switzerland - 3.7%
11,053	Baloise Holding AG	1,879,546
11,022	Chubb, Ltd.	2,328,838
119,664	Ferrexpo plc	263,470
12,608	Helvetia Holding AG	1,553,393
6,560	Swatch Group AG	1,686,280
3,372	Swiss Life Holding AG	1,910,173
18,933	Swiss Re AG	1,558,805
114,081	UBS Group AG	2,147,610
3,380	Zurich Insurance Group AG	1,544,458
		14,872,573
	Taiwan - 5.6%
2,069,000	Acer, Inc.	2,074,346
143,000	Asustek Computer, Inc.	1,682,498
2,890,000	AU Optronics Corporation	1,792,248
938,000	Cathay Financial Holding Company, Ltd.	1,800,055
637,000	Chicony Electronics Company, Ltd.	1,896,186
1,162,000	ChipMOS Technologies, Inc.	1,943,673
397,000	Gigabyte Technology Company, Ltd.	1,545,599
3,524,000	HannStar Display Corporation	1,517,657
3,397,000	Innolux Corporation	1,632,667
926,000	Lite-On Technology Corporation	2,016,303
370,000	Micro-Star International Company, Ltd.	1,720,930
810,000	Pegatron Corporation	1,942,325
301,000	Radiant Opto-Electronics Corporation	1,083,704
		22,648,191
	Thailand - 2.8%
932,700	IRPC pcl - NVDR	94,306
472,800	Kasikornbank pcl - NVDR	2,031,023
4,916,000	Krung Thai Bank pcl - NVDR	2,169,246
751,400	Mega Lifesciences pcl - NVDR	1,141,812
444,100	PTT Global Chemical pcl - NVDR	626,178
1,751,200	Regional Container Lines pcl - NVDR (a)	2,366,832
2,340,700	Sri Trang Agro-Industry pcl - NVDR	1,689,517
2,360,900	Sri Trang Gloves Thailand pcl - NVDR (a)	1,386,736
		11,505,650
	United Kingdom - 3.6%
47,614	Anglo American plc	2,332,513
268,583	Aviva plc - Class B	1,455,533
101,737	BT Group plc	240,091
1,874,302	Centrica plc (b)	1,870,381
341,672	J Sainsbury plc	983,514
53,800	Janus Henderson Group plc	1,512,318
422,532	Kingfisher plc	1,403,718
439,032	M&G plc	1,195,710
18,322	Rio Tinto plc	1,327,748
237,237	Royal Mail plc	928,664
896,250	Vodafone Group plc	1,474,962
		14,725,152
	TOTAL COMMON STOCKS (Cost $383,346,261)	387,318,758

PREFERRED STOCKS - 2.9%
	Brazil - 1.9%
1,165,853	Cia Energetica de Minas Gerais	2,853,986
1,661,551	Cia Paranaense de Energia - Class B	2,580,723
349,440	Petroleo Brasileiro SA	2,202,713
		7,637,422
	Chile - 0.5%
958,578	Embotelladora Andina SA - Class B	1,920,999
	Germany - 0.5%
42,352	Schaeffler AG	266,546
10,172	Volkswagen AG	1,685,508
		1,952,054
	TOTAL PREFERRED STOCKS (Cost $11,007,473)	11,510,475
Principal Amount
SHORT-TERM INVESTMENTS - 0.3%
	Money Market Deposit Account - 0.3%
$1,432,983	U.S. Bank Money Market Deposit Account, 0.300% (h)	1,432,983
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,432,983)	1,432,983
Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.4%
	Private Funds - 1.0%
4,005,215	Mount Vernon Liquid Assets Portfolio, LLC, 0.920% (i)(j)	4,005,215
Shares		4,005,215
	Money Market Funds - 0.3%
402,000	Blackrock Liquidity Funds FedFund - Institutional Class, 0.710% (i)	402,000
590,000	Fidelity Investments Money Market Government Obligations Fund - Institutional Class, 0.640% (i)	590,000
377,000	Morgan Stanley Institutional Liquidity Fund Government Portfolio - Institutional Class, 0.710% (i)	377,000
Principal Amount		1,369,000
	Repurchase Agreements - 1.1%
$1,393,562	Bank of America Securities, Inc - 0.800%, dated 5/31/22, matures 6/1/22, repurchase price $1,393,592 (collateralized by various U.S. government mortgage backed securities: Total Value $1,421,433)	1,393,562
437,178	Deutsche Bank, Inc - 0.750%, dated 5/31/22, matures 6/1/22, repurchase price $437,187 (collateralized by various U.S. government Treasury bills: Total Value $445,922)	437,178
1,393,562	MUFG Securities International, Inc. - 0.800%, dated 5/31/22, matures 6/1/22, repurchase price $1,393,592 (collateralized by various U.S. government mortgage backed securities: Total Value $1,421,433)	1,393,562
1,393,562	RBC Dominion Securities, Inc. - 0.790%, dated 5/31/22, matures 6/1/22, repurchase price $1,393,592 (collateralized by various U.S. government Treasury bills, notes, bonds, and mortgage backed securities: Total Value $1,421,433)	1,393,562
		4,617,864
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,952,079) (k)	9,992,079
	TOTAL INVESTMENTS - 101.6% (Cost $405,778,796)	410,254,295
	Liabilities in Excess of Other Assets - (1.6)%	(6,614,930)
	NET ASSETS - 100.0%	$410,254,295

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is out on loan as of May 31, 2022. Total value of securities out on loan is $10,447,911 or 2.59% of net assets.
(b)	Non-income producing security.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At May 31, 2022, the value of these securities amounted to $2,672,157 or 0.66% of net assets.

(d)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At May 31, 2022, the value of these securities amounted to $2,471,902 or 0.61% of net assets.

(e)	Represents less than 0.05% of net assets.
(f)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(g)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities is $0, which represents 0.00% of net assets.
(h)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of May 31, 2022.

(i)	Annualized seven-day yield as of May 31, 2022.
(j)	Privately offered liquidity fund.
(k)	Investment purchased with cash proceeds from securities lending. As of May 31, 2022, total cash collateral has a value of $9,952,079. Additionally, total non-cash collateral has a value of $1,336,913.
ADR -	American Depositary Receipt
GDR -	Global Depositary Receipt
NVDR -	Non-Voting Depositary Receipt

Summary of Fair Value Disclosure at May 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2022:

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$387,318,758	$-	$0	(a)	$387,318,758
Preferred Stocks	11,510,475	-	-		11,510,475
Short-Term Investments	1,432,983	-	-		1,432,983
Investments Purchased with Proceeds from Securities Lending	1,369,000	8,623,079	-		9,992,079
Total Investments in Securities	$401,631,216	$8,623,079	$0		$410,254,295
^See Schedule of Investments for breakout of investments by country classification.
(a) Represents less than $0.50.
For the period ended May 31, 2022, securities valued at $0 were recognized as transfers in to Level 3.